Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases
11. Leases
New Corporate Headquarters
The Company has had limited leasing activities as a lessee primarily related to its corporate headquarters, which were relocated during the third quarter of 2023 and again during the third quarter of 2024.
Following the closing of the MannKind Transaction in the third quarter of 2024, in which the Company assigned its former lease to MannKind, the Company primarily operated as a virtual company. The Company entered into a short-term agreement to maintain a corporate address at 945 Concord Street, Framingham, Massachusetts. No lease liability or right-of-use asset has been recorded for this short-term lease, and the short-term lease cost associated with this lease is immaterial.
Previous Headquarters
On May 28, 2024, as part of the MannKind Transaction (see further discussion in Note 6, Significant Agreements), the Company and the Landlord executed the Lease Assignment Agreement to assign the Lease Agreement to MannKind in July 2024. The Company accounted for the Lease Assignment Agreement as a lease modification that reduced the lease term to the assignment date in July 2024. Accordingly, during the year ended December 31, 2024, the Company remeasured its lease liability as of the modification date to reflect the decrease in fixed lease payments, with the amount of the remeasurement, $8.4 million, adjusted by a corresponding reduction to the right-of-use asset.
Following the closing of the MannKind Transaction, $1.4 million of restricted cash was released in August 2024, which had been held in a depository account at a financial institution to collateralize a conditional stand-by letter of credit related to the Lease Agreement.
The components of lease expense for the Company for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Lease cost
Fixed lease cost	$678	$1,753
Variable lease cost	214	593
Total lease cost	$892	$2,346

Other information
Cash paid for amounts included in the measurement of lease liabilities	$681	$3,454
Weighted-average remaining lease term	—	9.9 years
Weighted-average discount rate	—	11.00%